Submission	Oct. 13, 2026
Submission [Line Items]
Central Index Key	0000783325
Registrant Name	WEC ENERGY GROUP, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES